Summary of Significant Accounting Policies(Policies) - The Lincoln Electric Company Employee Savings Plan	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared under the accrual method of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).
Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation methodologies used for the investment assets measured at fair value are as follows:

Units of registered investment companies (“mutual funds”): Valued at quoted market prices in active markets, which represent the net asset values of the units held by the Plan on the last business day of the Plan year.

Self-directed brokerage account: Consists primarily of the following: (1) common stocks and bonds, which are valued at the closing price reported on the active market on which the individual securities are traded; and (2) mutual funds, which are valued at quoted market prices, which represent the net asset values of the units held by the Plan on the last business day of the Plan year.

Lincoln Electric Stock: Consists of common shares of Lincoln Electric Holdings, Inc., which is determined based on the quoted market price as of year-end.

Common/collective trusts: Valued at net asset value ("NAV") per share or its equivalent of the funds, which are based on the fair value of the funds underlying assets. There are no redemption restrictions or unfunded commitments on these investments.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Purchases and sales of securities are recorded on a trade-date basis. Open trades of Lincoln Electric Holdings, Inc. common shares that have not settled are reflected in the Statements of Net Assets Available for Benefits as either an Other receivable or Other liability. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held throughout the year. See Note 6 for additional disclosures relative to the fair value of the investments held in the Plan.

Benefit Payments	Benefit Payments Benefits are recorded by the Plan when paid.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded when it is earned. If a participant ceases to make loan repayments and the loan is deemed to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Administrative Expenses	Administrative Expenses All direct costs and expenses incurred in connection with the administration of the Plan and trust were paid by the Company in 2025.